Project Development Costs and Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Project Development Costs and Other Non-Current Assets [Abstract]
Project development costs	$ 289,984	$ 719,610
Non-current security deposits	$ 193,562	$ 203,562